Basic and diluted net loss per share (Details) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 USD ($) $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares
Basic and diluted net loss per share
Net loss for the year		$ 83,692		$ 4,022		$ 122,504		$ 9,710		$ 31,370		$ 57,770
F1 preferred shares deemed dividend								1,694		1,694		3,384
Rights offering deemed dividend										459
Loss attributable to common shareholders, basic		(83,692)		(4,022)		(122,504)		(11,404)		33,523		61,154
Loss attributable to common shareholders, diluted		$ 83,692		$ 4,022		$ 122,504		$ 11,404		$ 33,523		$ 61,154
Weighted average number of shares outstanding, basic (in shares) | shares		14,440,768	[1]	1,317,732	[1]	14,435,062	[1]	1,317,220	[1]	6,169,127	[2]	1,307,771	[2]
Weighted average number of shares outstanding, diluted (in shares) | shares		14,440,768	[1]	1,317,732	[1]	14,435,062	[1]	1,317,220	[1]	6,169,127	[2]	1,307,771	[2]
Net loss per share attributable to common shareholders, basic (in dollars per share) | $ / shares		$ 5.8		$ 3.05		$ 8.49		$ 8.66		$ 5.4		$ 46.76
Net loss per share attributable to common shareholders, diluted (in dollars per share) | $ / shares		$ 5.80		$ 3.05		$ 8.49		$ 8.66		$ 5.4		$ 46.76
Reverse stock split conversion ratio	0.10					0.1				0.10		0.10

[1]	The weighted average shares outstanding for the three month and six month period ended June 30, 2025, has been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 14 for details.
[2]	Share amounts have been retrospectively adjusted to reflect the ten-for-one (10:1) reverse share split effective August 2025. See note 12 for details.